Listing of companies in the Group - Joint venture held by BW VLGC Pte. Ltd. (Details)	Dec. 31, 2024
BW VLGC Pte. Ltd. | BW Confidence Enterprise Private Limited
Listing of companies in the Group
Effective equity holding	50.00%